June 2, 2022

BNY MELLON INVESTMENT FUNDS II, INC.

- BNY Mellon Alternative Diversifier Strategies Fund

Supplement to Current Summary Prospectus and Prospectus

Effective June 15, 2022, the following information will supersede and replace the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Anthony Mastrocola is the fund's primary portfolio manager responsible for investment allocation decisions, a position he has held since June 2022. Mr. Mastrocola is the Head of Liquid Alternative Investments for BNY Mellon Investor Solutions at BNY Mellon Wealth Management. Mr. Mastrocola also is an employee of BNYM Investment Adviser.

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Effective June 15, 2022, the following information will supersede and replace the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

Anthony Mastrocola is the fund's primary portfolio manager and is primarily responsible for investment allocation decisions. Mr. Mastrocola has managed the fund since June 2022. Mr. Mastrocola is the Head of Liquid Alternative Investments for BNY Mellon Investor Solutions at BNY Mellon Wealth Management and has been employed by BNY Mellon since 2004. Mr. Mastrocola has been employed by BNYM Investment Adviser since June 2022 and manages the fund in his capacity as an employee of BNYM Investment Adviser.

6253STK0622

June 2, 2022

BNY MELLON INVESTMENT FUNDS II, INC.

- BNY Mellon Yield Enhancement Strategy Fund

Supplement to Current Summary Prospectus and Prospectus

Effective June 15, 2022, the following information will supersede and replace the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

Anthony Mastrocola and Lisa M. Sampson are the fund's primary portfolio managers responsible for investment allocation decisions, positions they have held since June 2022. Mr. Mastrocola is the Head of Liquid Alternative Investments for BNY Mellon Investor Solutions at BNY Mellon Wealth Management. Ms. Sampson is a Senior Specialist, Business Planning & Analysis for BNY Mellon Wealth Management. Mr. Mastrocola and Ms. Sampson also are employees of BNYM Investment Adviser.

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Effective June 15, 2022, the following information will supersede and replace the information in the third paragraph in the section "Fund Details – Management" in the prospectus:

Anthony Mastrocola and Lisa M. Sampson are the fund's primary portfolio managers and are jointly and primarily responsible for investment allocation decisions. Mr. Mastrocola and Ms. Sampson have managed the fund since June 2022. Mr. Mastrocola is the Head of Liquid Alternative Investments for BNY Mellon Investor Solutions at BNY Mellon Wealth Management and has been employed by BNY Mellon since 2004. Ms. Sampson is a Senior Specialist, Business Planning & Analysis for BNY Mellon Wealth Management and has been employed by BNY Mellon since 2010. Mr. Mastrocola and Ms. Sampson have been employed by BNYM Investment Adviser since June 2022 and manage the fund in their capacity as employees of BNYM Investment Adviser.

6327STK0622